Assets classified as held for sale - Schedule of reconciliation of carrying amount of disposal group (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disposal Group [Line Items]
Property, plant and equipment	€ 113,505	€ 112,435
TOTAL ASSETS	542,571	621,344
Contract liabilities	(11,580)	€ (9,411)	€ (128,758)
CTM Unit Solna | Disposal groups classified as held for sale
Disclosure Of Disposal Group [Line Items]
Property, plant and equipment	3,628
Inventories	386
Trade and other receivables	181
TOTAL ASSETS	4,194
Contract liabilities	(1,020)
Tax and Employee-related liabilities	(404)
CARRYING AMOUNT OF THE DISPOSAL GROUP	2,771
Disposal Loss	(1,362)
FAIR VALUE LESS COST TO SELL	€ 1,408